SEGMENTED INFORMATION - Revenue Concentration (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEGMENTED INFORMATION
Revenue Concentration	100.00%	100.00%
Mining | Segments Operating
SEGMENTED INFORMATION
Revenue Concentration	53.00%	16.00%
Closed mines services
SEGMENTED INFORMATION
Revenue Concentration	47.00%	44.00%
Corporate and other segment
SEGMENTED INFORMATION
Revenue Concentration		40.00%